Nature of Business - Additional Information (Detail) (USD $)	1 Months Ended					3 Months Ended		12 Months Ended													1 Months Ended			1 Months Ended	15 Months Ended	1 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended	1 Months Ended
	Mar. 12, 2013	Apr. 26, 2012 Ratio	Apr. 27, 2012	Sep. 24, 2011	Sep. 08, 2011	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Mar. 06, 2013	Dec. 31, 2012 Predecessor	Sep. 24, 2011 Accrued interest	Jul. 18, 2013 Subsequent Events Ratio	Mar. 12, 2013 Subsequent Events	Mar. 06, 2013 Subsequent Events	Sep. 24, 2011 Deficit Accumulated Since Incorporation	Dec. 31, 2012 Deficit Accumulated Since Incorporation	Sep. 24, 2011 Divisional Equity	Dec. 31, 2011 Divisional Equity	Dec. 31, 2010 Divisional Equity	Dec. 31, 2009 Divisional Equity	Dec. 31, 2008 Divisional Equity	Dec. 31, 2007 Divisional Equity	Sep. 24, 2011 Common Stock	Dec. 31, 2011 Common Stock	Apr. 26, 2012 Galena	Apr. 27, 2012 Galena	Sep. 24, 2011 Galena	Apr. 27, 2012 Tcp and Rtw	Sep. 24, 2011 Tcp and Rtw
Related Party Transaction [Line Items]
Number of shares initially issued					100
Common stock, par value				$ 0.0001	$ 0.01	$ 0.0001		$ 0.0001	$ 0.0001									$ 4.35					$ 4.35
Total consideration of initial shares					$ 1.00
Recapitalization of divisional deficit																								1,740,000		1,730,000	1,730,000					10,000
Recapitalization of divisional deficit, Shares		2,231,996																														3,347,996	3,347,996	3,347,996
Incorporation period, start date								Sep. 08, 2011
Incorporation period, end date								Sep. 23, 2011
Cumulative net loss								17,157,000											73,466,000
Net loss						(14,397,000)	(1,926,000)	(12,880,000)	(2,537,000)	(11,993,000)	(18,387,000)	(14,373,000)	(10,990,000)	(2,405,000)	(2,209,000)	(3,272,000)	(89,000)								15,417,000			(11,993,000)	(18,387,000)	(14,373,000)	(10,990,000)
Non-cash equity adjustments from Parent Company								71,726,000
Grants approval for institutions								800,000
Future milestone payments to Galena								45,000,000
Future milestone payments, first payment								15,000,000
Future milestone payments, second payment								30,000,000
Maximum annual net sales achieve in first payment								500,000,000
Maximum annual net sales achieve in second payment								1,000,000,000
Number of shares agreed to purchase under agreement				9,500
Value of shares agreed to purchase under agreement				9,500,000
Maximum amount of funding				1,500,000
Conversion price per share				$ 1,000
Amount of investment				9,500,000																9,500,000
Maximum percentage of shares owned by stockholders				9.999%
Galena contributed in cash																																				1,500,000
Percentage of fully-diluted shares distribute to stockholders																																				8.00%
Reimbursement of contribution related expenses to related party																																				300,000		100,000
RXi's Series A Preferred Stock, total shares issued			9,500
Principal amount of conversion			1,000,000
Remaining amount received after conversion																																					8,500,000
Total amount agreed to reimburse																																			300,000		100,000
Maintenance fee to be paid under agreement				100,000
One-time milestone payment to be paid under agreement				350,000
Percentage of royalty required to pay				1.00%
Percentage of fully diluted shares issued upon completion of spin-off transaction				5.00%
Issuance of common stock in exchange for patent and technology rights, shares								1,394,997
Fair value of common stock issued in exchange for patent and technology rights								6,173,000
Common stock, shares issued						10,720,903		5,289,007	3,347,996									3,765,230					3,765,230
Proceeds from issuance of common stock, net of commissions and other costs of offering	15,647,000					15,647,000																15,647,000
Gross proceeds from issuance of common stock	$ 16,400,000					$ 16,400,000																$ 16,400,000
Reverse stock split		33,479.91																			0.03333